November 30, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: The Pruco Life Flexible Premium Variable Annuity Account
                      (Registration No. 33-61125)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed (except for the removal of an incorrect reference on page 1 of the Statement of Additional Information) from the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 and (ii) that the text of Pre-Effective Amendment No. 1 was filed electronically on November 17, 1995 (Accession Number 0000950110-95-000782).

                               By: ________________________________________

                                    Clifford E. Kirsch
                                    Chief Legal Officer and Assistant Secretary
                                    Pruco Life Insurance Company